Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Rights of use lease assets	$ 269,664	$ 59,689
Operating lease liabilities	$ 270,866	$ 64,826
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2 years 2 months 26 days	7 months 9 days
Weighted average discount rate	5.00%	5.00%